Segment information	12 Months Ended
Jun. 30, 2025
Segment information
Segment information

SEGMENT INFORMATION

	Southern Africa				International
	Energy and Chemicals¹				Chemicals¹		Business	Consolidation
	Mining	Gas	Fuels	Chemicals Africa	America	Eurasia	support¹	Adjustments	Total
	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm
2025
Income statement
External turnover	3 640	8 421	96 026	60 716	38 246	42 047	—	—	249 096
Segment turnover	30 373	13 133	98 419	63 528	38 703	42 571	—	(37 631)	249 096
Intersegmental turnover	(26 733)	(4 712)	(2 393)	(2 812)	(457)	(524)	—	37 631	—
Materials, energy and consumables used²	(9 965)	(3 493)	(70 247)	(32 798)	(19 278)	(30 308)	(168)	37 116	(129 141)
Selling and distribution costs	—	—	(28)	(4 322)	(3 679)	(1 584)	–	34	(9 579)
Maintenance expenditure	(4 602)	(286)	(4 064)	(3 751)	(2 586)	(1 028)	(576)	1 369	(15 524)
Employee-related expenditure	(6 854)	(732)	(4 758)	(5 969)	(4 648)	(6 177)	(6 389)	229	(35 298)
Depreciation and amortisation	(1 426)	(1 179)	(1 015)	(5 361)	(2 988)	(1 555)	(478)	—	(14 002)
Other expenses and income	(3 531)	(88)	(2 300)	(5 631)	(3 849)	(946)	8 751	(1 117)	(8 711)
Equity accounted profits/(losses), net of tax	1	489	976	218	—	—	(61)	—	1 623
Remeasurement items affecting operating profit (refer note 8)	(42)	(4 796)	(11 761)	(905)	(9)	(2 184)	52	—	(19 645)
Earnings/(loss) before interest and tax (EBIT/(LBIT))	3 954	3 048	5 222	5 009	1 666	(1 211)	1 131	—	18 819
Statement of Financial Position
Additions to non-current assets³	3 573	3 481	7 315	6 863	2 332	1 548	301	—	25 413
[1]

After streamlining its operating model, Sasol’s businesses are now managed as Southern Africa Energy and Chemicals and International Chemicals. Business support was previously referred to as the Corporate Centre. Sasol’s reportable segments have remained unchanged.

2An amount of R103 billion relating to the cost of raw materials is included in the Materials, energy and consumables used.

The current year consists of Mining (R8,5 billion), Gas (R3,5 billion), Fuels (R59,7 billion), Chemicals Africa (R25 billion), Chemicals America (R15,7 billion), Chemicals Eurasia (R26,6 billion) and Business Support (R0,1 billion) less the consolidation adjustment (R36,2 billion).

[3]Excludes capital project related payables and equity accounted investments.

	Southern Africa				International
	Energy and Chemicals¹				Chemicals¹		Business	Consolidation
	Mining	Gas	Fuels	Chemicals Africa	America	Eurasia	support¹	Adjustments	Total
	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm
2024
Income statement
External turnover	3 874	8 014	116 256	63 829	41 424	41 714	—	—	275 111
Segment turnover	28 876	12 158	118 864	66 883	41 805	42 201	—	(35 676)	275 111
Intersegmental turnover	(25 002)	(4 144)	(2 608)	(3 054)	(381)	(487)	—	35 676	—
Materials, energy and consumables used²	(9 401)	(4 097)	(76 483)	(30 038)	(21 899)	(30 974)	(182)	35 117	(137 957)
Selling and distribution costs	—	—	(44)	(4 771)	(3 936)	(1 673)	—	30	(10 394)
Maintenance expenditure	(4 214)	(329)	(4 089)	(3 492)	(2 792)	(1 189)	(710)	1 369	(15 446)
Employee-related expenditure	(6 851)	(750)	(4 801)	(5 721)	(4 843)	(6 213)	(6 564)	278	(35 465)
Depreciation and amortisation	(1 532)	(665)	(1 115)	(5 018)	(4 905)	(1 930)	(479)	—	(15 644)
Other expenses and income	(3 684)	(1 031)	(5 314)	(6 459)	(4 953)	(345)	9 050	(1 118)	(13 854)
Equity accounted (losses)/profits, net of tax	(1)	463	1 173	143	—	—	(20)	—	1 758
Remeasurement items affecting operating profit (refer note 8)	17	954	(9 244)	(5 237)	(59 686)	(2 265)	47	—	(75 414)
Earnings/(loss) before interest and tax (EBIT/LBIT)	3 210	6 703	18 947	6 290	(61 209)	(2 388)	1 142	—	(27 305)
Statement of Financial Position
Additions to non-current assets³	2 954	6 492	8 671	7 548	1 762	2 062	670	—	30 159
[1]

After streamlining its operating model, Sasol’s businesses are now managed as Southern Africa Energy and Chemicals and International Chemicals. Business support was previously referred to as the Corporate Centre. Sasol’s reportable segments have remained unchanged.

[2]	An amount of R114,9 billion relating to the cost of raw materials is included in the Materials, energy and consumables used.

The current year consists of Mining (R8,2 billion), Gas (R4,1 billion), Fuels (R67,6 billion), Chemicals Africa (R23,5 billion), Chemicals America (R18,6 billion), Chemicals Eurasia (R27,2 billion) and Business Support (R0,1 billion) less the consolidation adjustment (R34,4 billion).

[3]Excludes capital project related payables and equity accounted investments.

	Southern Africa				International
	Energy and Chemicals¹				Chemicals¹		Business	Consolidation
	Mining	Gas	Fuels	Chemicals Africa	America	Eurasia	support¹	Adjustments	Total
	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm
2023
Income statement
External turnover	6 386	7 234	116 235	67 772	44 492	47 577	—	—	289 696
Segment turnover	27 666	11 988	118 708	70 586	44 942	48 194	—	(32 388)	289 696
Intersegmental turnover	(21 280)	(4 754)	(2 473)	(2 814)	(450)	(617)	—	32 388	—
Materials, energy and consumables used²	(8 508)	(3 834)	(76 043)	(27 548)	(28 605)	(39 427)	(210)	31 878	(152 297)
Selling and distribution costs	—	—	(43)	(4 974)	(3 773)	(1 717)	—	37	(10 470)
Maintenance expenditure	(4 056)	(345)	(4 361)	(3 565)	(2 324)	(1 120)	(719)	1 414	(15 076)
Employee-related expenditure	(6 743)	(637)	(4 544)	(5 426)	(4 588)	(5 403)	(6 394)	191	(33 544)
Depreciation and amortisation	(2 394)	(569)	(2 242)	(4 197)	(4 645)	(1 699)	(745)	—	(16 491)
Other expenses and income	(3 441)	(73)	(5 211)	(6 303)	(5 466)	884	11 719	(1 132)	(9 023)
Equity accounted profits, net of tax	2	439	2 038	144	—	—	—	—	2 623
Remeasurement items affecting operating profit (refer note 8)	54	(537)	(35 430)	(1 048)	3 916	(900)	47	—	(33 898)
Earnings/(loss) before interest and tax (EBIT/LBIT)	2 580	6 432	(7 128)	17 669	(543)	(1 188)	3 698	—	21 520
Statement of Financial Position
Additions to non-current assets³	2 979	5 600	8 909	8 202	2 491	1 827	846	—	30 854
[1]

After streamlining its operating model, Sasol’s businesses are now managed as Southern Africa Energy and Chemicals and International Chemicals. Business support was previously referred to as the Corporate Centre. Sasol’s reportable segments have remained unchanged.

[2]	An amount of R126 billion relating to the cost of raw materials is included in the Materials, energy and consumables used.

The current year consists of Mining (R7,5 billion), Gas (R3,8 billion), Fuels (R67,6 billion), Chemicals Africa (R21,8 billion), Chemicals America (R24,4 billion), Chemicals Eurasia (R32,2 billion) and Business Support (R0,1 billion) less the consolidation adjustment (R31,1 billion).

[3]	Excludes capital project related payables and equity accounted investments.

GEOGRAPHIC REGION INFORMATION

South
	Africa	Mozambique	United States	Europe	Rest of World	Total
	Rm	Rm	Rm	Rm	Rm	Rm
2025
External turnover¹	119 000	1 053	39 167	47 158	42 718	249 096
Earnings/(loss) before interest and tax (EBIT/(LBIT))²	16 648	(1 717)	2 354	(2 417)	3 951	18 819
Tax paid	5 352	1 323	11	475	132	7 293
Non-current assets³	69 763	22 901	75 022	14 763	10 066	192 515
2024
External turnover¹	137 903	1 091	43 374	50 044	42 699	275 111
Earnings/(loss) before interest and tax (EBIT/LBIT)²	28 109	738	(58 891)	(834)	3 573	(27 305)
Tax paid	7 939	2 536	12	400	45	10 932
Non-current assets³	69 729	25 090	77 217	17 136	10 984	200 156
2023
External turnover¹	142 804	1 146	46 334	55 996	43 416	289 696
Earnings before interest and tax (EBIT)²	7 872	1 051	1 899	4 957	5 741	21 520
Tax paid	11 516	1 837	12	493	94	13 952
Non-current assets³	67 389	18 915	143 714	19 708	11 083	260 809
[1]	The analysis of turnover is based on the location of the customer.
[2]	Includes equity accounted profits and remeasurement items.
[3]	Excludes deferred tax assets and post-retirement benefit assets.

REPORTING SEGMENTS

The Group’s operating model comprises of two distinct businesses, Southern Africa Energy and Chemicals and International Chemicals. The Southern Africa Energy and Chemicals business comprises Mining, Gas, Fuels and Chemicals Africa. The International Chemicals business comprises of Chemicals America and Chemicals Eurasia. The operating model structure reflects how the results are reported to the Chief Operating Decision Maker (CODM). The CODM for Sasol is the President and Chief Executive Officer. The Southern Africa Energy business reportable segments are operating segments that are differentiated by the activities that each undertakes and the products they manufacture and market. The Chemicals business reportable segments are differentiated by the regions in which they operate. The Group has six main reportable segments that reflect the structure used by the President and Chief Executive Officer to make key operating decisions and assess performance. The Group evaluates the performance of its reportable segments based on earnings before interest and tax (EBIT).

Southern Africa business

The Southern Africa business operates integrated value chains with feedstock sourced from the Mining and Gas operating segments and processed at our operations in Secunda, Sasolburg and National Petroleum Refiners of South Africa (Pty) Ltd (Natref). There are also associated assets outside South Africa which include the Pande-Temane Petroleum Production Agreement and the Production Sharing Agreement in Mozambique and ORYX GTL (gas to liquids) in Qatar.

MINING

Mining is responsible for securing coal feedstock for the Southern African value chain, mainly for gasification, but also to generate electricity and steam. Coal is sold for gasification and utility purposes to Secunda Operations (SO), for utility purposes to Sasolburg Operations and to third parties in the export market. Coal is supplied to SO on arms-length terms and to Sasolburg Operations based on a long-term supply contract with an inflation linked escalation. The price of export coal is based on the Free on Board Richards Bay index. The process to repurpose the Export plant to a Destoning plant began on 1 July 2025, resulting in the discontinuation of the export coal sales in the Mining Export market as coal is being diverted to improve the quality of coal for the Secunda Operations.

The date of delivery related to Mining is determined in accordance with the contractual agreements entered into with customers. These are summarised as follows:

Delivery terms	Control passes to the customer
On delivery	At the point in time when the coal is delivered to the customer.

Free on Board	At the point in time when the coal is loaded onto the vessel at Richards Bay Coal Terminal; the customer is responsible for shipping and handling costs.

GAS

The Gas segment reflects the upstream feedstock, transport of gas through the Republic of Mozambique Pipeline Investments Company (ROMPCO) pipeline, and external natural and methane rich gas sales.

Mozambican gas is sold under long-term contracts to the Sasol operations and to external customers. Condensate is sold on short-term contracts. In South Africa, gas is sold under long-term contracts at a price determinable from the supply agreements in accordance with the pricing methodology used by the National Energy Regulator of South Africa (NERSA). Analysis of gas and tests of the specifications and content are performed prior to delivery. Turnover from all gas sales is recognised on delivery.

Delivery terms	Control passes to the customer

On-delivery	At the point in time when the:
• Gas reaches the inlet coupling of the customer’s pipeline.
• Condensate is loaded onto the customer’s truck.

These are the points when the customer controls the gas, condensate or oil, or directs the use of it. The customer is responsible for transportation and handling costs in terms of gas, condensate and oil.

FUELS

The Fuels segment comprises the sales and marketing of liquid fuels produced in South Africa. Sasol supplies a significant portion of South Africa’s domestic fuel needs through retail and wholesale channels. Liquid fuels are blended from fuel components produced by SO, crude oil refined at Natref, as well as some products purchased from other oil companies as well as fuel imports. Liquid fuel products are sold under both short- and long-term agreements for retail sales and commercial sales, including sales to other oil companies.

Liquid fuel prices are mainly driven by the Basic Fuel Price (BFP). Sales through wholesale is at BFP plus costs such as transportation and storage. For commercial sales and sales to other oil companies, the prices are fixed and determinable according to the specific contract, with periodic price adjustments.

Turnover is recognised as follows:

Delivery terms	Control passes to the customer:

On-delivery	At the point in time when the fuel is delivered onto the rail tank car, road tank truck or into the customer pipeline.
Free Carrier	At the point in time when the goods are unloaded to the port of shipment; Sasol is not responsible for the freight and insurance.
Carriage Paid To

Products: At the point in time when the product is delivered to a specified location or main carrier.

Freight: Over the period of transporting the goods to the customer’s nominated place – where the seller is responsible for freight costs, which are included in the contract.

The Fuels segment includes Sasol’s ORYX GTL operations in Qatar, a joint venture with Qatar Petroleum.

Chemicals Africa and International Chemicals business

The Chemicals Business has a strong diversified, global presence which has been organised into three customer-focused regional operating segments – Africa under Southern Africa and America and Eurasia under International Chemicals. Chemical products are grouped into two categories, Base Chemicals (mid-range Chemical commodities) and Differentiated Chemicals (chemicals with strong focus on growing sales into differentiated and/or specialty applications where margins can be larger than the selling prices of the commodity portfolio). These product divisions have been grouped in relation to the different drivers of revenue relating to each division.

The Chemicals businesses sell the majority of their products under contracts at prices determinable from such agreements. Turnover is recognised in accordance with the related contract terms, at the point at which control transfers to the customer and prices are determinable and collectability is probable.

The point of delivery is determined in accordance with the contractual agreements entered into with customers which are as follows:

Delivery terms	Control passes to the customer:

Ex-tank sales	At the point in time when products are loaded into the customer’s vehicle or unloaded from the seller’s storage tanks.

Ex-works	At the point in time when products are loaded into the customer’s vehicle or unloaded at the seller’s premises.

Carriage Paid To (CPT); Cost Insurance Freight (CIF); Carriage and Insurance Paid (CIP); and Cost Freight Railage (CFR)	Products – CPT: At the point in time when the product is delivered to a specified location or main carrier.

Products – CIF, CIP and CFR: At the point in time when the products are loaded into the transport vehicle.

Free on Board	At the point in time when products are loaded into the transport vehicle; the customer is responsible for shipping and handling costs.

Delivered at Place	At the point in time when products are delivered to and signed for by the customer.

Consignment Sales	As and when products are consumed by the customer.

Business Support

Business Support consists of support to the Southern Africa Businesses and the Corporate Office including treasury companies.